Share-based payments (Details)	12 Months Ended
	Jun. 30, 2026 $ / shares shares	Jun. 30, 2026 GBP (£) EquityInstruments £ / shares shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 GBP (£) EquityInstruments £ / shares	Jun. 30, 2024 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement
Expenses related to share-based payment transactions | £		£ 1,773,000		£ 1,581,000	£ 1,969,000
Expenses related to equity-settled share-based payment transactions | £		243,000		658,000	875,000
Expenses related to cash-settled share-based payment transactions | £		£ 1,530,000		£ 923,000	£ 1,094,000
Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement
Shares reserved for issuance | shares	16,000,000	16,000,000
Shares that remain available for issuance | shares	14,641,866	14,641,866
Outstanding in share-based payment arrangement at beginning of year		121,536
Awarded		53,020
Vested		(62,534)
Outstanding in share-based payment arrangement at end of year		112,022		121,536
Fair value of shares awarded (per share) | (per share)	$ 22.93	£ 17.28	$ 17.81	£ 12.99
Class A ordinary shares | Gross award
Disclosure of terms and conditions of share-based payment arrangement
Outstanding in share-based payment arrangement at beginning of year		229,301
Awarded		100,045
Vested		(117,992)
Outstanding in share-based payment arrangement at end of year		211,354		229,301